PIMCO Variable Insurance Trust

Supplement Dated May 28, 2021 to the

Administrative Class Prospectus and Advisor Class and Class M

Prospectus, each dated April 30, 2021, as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz. Ms. Browne is a Managing Director of PIMCO. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Shvetz is a Senior Vice President of PIMCO. Ms. Browne and Dr. Sharef have jointly and primarily managed the Portfolio since December 2019. Mr. Shvetz has jointly and primarily managed the Portfolio since May 2021.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Erin Browne	12/19 1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19 12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

PIMCO Balanced Allocation	Brendon Shvetz	5/21

Senior Vice President, PIMCO. Mr. Shvetz is a portfolio manager in the Newport Beach office, responsible for developed and emerging market rates and foreign exchange. Previously, he focused on short duration assets and portfolios. He has served as a rotating member of the firm’s Investment Committee and Americas Portfolio Committee. Prior to joining PIMCO in 2009, he worked in foreign policy, serving at the U.S. State Department on the Secretary of State’s staff and in the department’s 24-hour command center. Before that he was an aide in Congress. He holds an MBA from Stanford Graduate School of Business and an undergraduate degree from the Wharton School of the University of Pennsylvania.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_052821

PIMCO Variable Insurance Trust

Supplement Dated May 28, 2021 to the

PIMCO Balanced Allocation Portfolio Administrative Class Prospectus and PIMCO Balanced

Allocation Portfolio Advisor Class Prospectus, each dated April 30, 2021,

as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz. Ms. Browne is a Managing Director of PIMCO. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Shvetz is a Senior Vice President of PIMCO. Ms. Browne and Dr. Sharef have jointly and primarily managed the Portfolio since December 2019. Mr. Shvetz has jointly and primarily managed the Portfolio since May 2021.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation	Erin Browne	12/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation	Emmanuel Sharef	12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

PIMCO Balanced Allocation	Brendon Shvetz	5/21

Senior Vice President, PIMCO. Mr. Shvetz is a portfolio manager in the Newport Beach office, responsible for developed and emerging market rates and foreign exchange. Previously, he focused on short duration assets and portfolios. He has served as a rotating member of the firm’s Investment Committee and Americas Portfolio Committee. Prior to joining PIMCO in 2009, he worked in foreign policy, serving at the U.S. State Department on the Secretary of State’s staff and in the department’s 24-hour command center. Before that he was an aide in Congress. He holds an MBA from Stanford Graduate School of Business and an undergraduate degree from the Wharton School of the University of Pennsylvania.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_052821

PIMCO Variable Insurance Trust

Supplement dated May 28, 2021 to the

Statement of Additional Information dated April 30, 2021,

as supplemented (the “SAI”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Shvetz[30]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[30]	Effective May 28, 2021, Mr. Shvetz co-manages the PIMCO Balanced Allocation Portfolio ($89.3 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 28, 2021, the PIMCO Balanced Allocation Portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Brendon Shvetz. Information pertaining to accounts managed by Mr. Shvetz is as of March 31, 2021.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Shvetz[1]	PIMCO Balanced Allocation	None

[1]	Effective May 28, 2021, Mr. Shvetz co-manages the PIMCO Balanced Allocation Portfolio. Information for Mr. Shvetz is as of March 31, 2021.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_052821